Assets and liabilities held for sale - Assets and liabilities held for sale (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Assets held for sale
Transferred in	$ 58,504
Total assets held for sale at December 31, 2020	58,504
Liabilities associated with assets held for sale
Transferred in	7,181
Total liabilities associated with assets held for sale at December 31, 2020	7,181
HMS Assets
Assets held for sale
Transferred in	30,397
Total assets held for sale at December 31, 2020	30,397
Liabilities associated with assets held for sale
Transferred in	3,145
Total liabilities associated with assets held for sale at December 31, 2020	3,145
Elevate, Takoma
Assets held for sale
Transferred in	2,274
Total assets held for sale at December 31, 2020	2,274
Liabilities associated with assets held for sale
Transferred in	797
Total liabilities associated with assets held for sale at December 31, 2020	797
GR Entities
Assets held for sale
Transferred in	25,833
Total assets held for sale at December 31, 2020	25,833
Liabilities associated with assets held for sale
Transferred in	3,239
Total liabilities associated with assets held for sale at December 31, 2020	$ 3,239